UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                     811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	3/31
Date of reporting period:	9/30/2009

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
32	Notes to Financial Statements
40	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Short-Intermediate Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short-Intermediate Municipal Bond Fund, covering the six-month period from April 1, 2009, through September 30, 2009.

While the end of the recession will not be officially declared over for months, evidence suggests that the economy has turned a corner.Along with favorable supply-and-demand factors and stimulus from the U.S government’s American Recovery and Reinvestment Act of 2009, municipal bonds have enjoyed an impressive rally since the credit crisis began last year. But as momentum may keep these securities rallying over the near term, only time will tell whether the fiscal situations of many state and local municipalities can maintain adequate credit fundamentals during what many believe will be a long recovery phase.

Currently, in our judgment, the financial markets appear poised to enter into a new phase in which underlying fundamentals, not bargain hunting, are likely to drive investment returns. Of course, the best strategy for your portfolio depends not only on your view of the economy’s direction, but on your current financial needs, future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against unexpected economic developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation October 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2009, through September 30, 2009, as provided by Thomas Casey, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended September 30, 2009, Dreyfus Short-Intermediate Municipal Bond Fund’s Class B, Class D and Class I shares produced total returns of 3.47%, 3.98%, and 3.95%, respectively.1 In comparison, the fund’s benchmark, the Barclays Capital 3-Year Municipal Bond Index (the “Index”), produced a total return of 2.56% for the reporting period.2

On August 3, 2009, the fund began to offer Class A shares, which achieved a total return of 1.51% since inception through September 30, 2009.1

The municipal bond market rallied over the reporting period in the wake of a global financial crisis and recession. However, short-term bonds gained less than their longer-term counterparts due to historically low short-term interest rates.The fund produced higher returns than its benchmark Index, which we attribute to our emphasis on income-oriented revenue bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.The fund will invest only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus,but may continue to hold bonds which are subsequently downgraded to below investment grade. The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Lifted by Improving Sentiment

After enduring months of extreme volatility when a global financial crisis nearly caused the collapse of the worldwide banking system, municipal bonds generally rallied over the reporting period as credit markets recovered and investor sentiment improved.The bond market also was supported by signs that the most severe recession since the 1930s was decelerating. However, the market rebound was less pronounced among shorter-term bonds, as their yields were effectively anchored by short-term interest rates that remained in the record-low range of between 0% and 0.25%.

In addition, municipal bond prices responded positively to supply-and-demand influences, as the U.S. government’s Build America Bonds program—part of a massive economic stimulus package—diverted a significant portion of new issuance to the taxable bond market. Meanwhile, investor demand remained robust from investors concerned about higher taxes and record low yields on money market funds.

Security Selection Strategy Supported Fund Returns

When making new purchases, we primarily focused on single-A and double-A rated bonds with maturities in the three- to four-year range, which offered incrementally higher yields and more potential for capital appreciation than securities with one- to two-year maturities. We also typically favored higher-coupon bonds backed by revenues generated by essential municipal services, such as water and sewer facilities, over those backed by general tax revenues. Such revenue bonds performed well as the bond market rallied, helping to boost performance versus the Index.

Market Conditions Currently Appear Favorable

Despite the sustained rally of the municipal bond market, tax-exempt yields generally remained attractive relative to the taxable yields of U.S. Treasury securities as of the reporting period’s end. In addition, we expect demand for short-intermediate municipal bonds to stay robust as long as money market yields hover near 0% and investors remain concerned about the possibility of higher income taxes. Still, because most states and municipalities have continued to encounter recession-related revenue shortfalls, we have maintained our focus on higher-quality securities.

Effective November 2, 2009, James Welch was appointed portfolio manager.

November 3, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided for the fund’s Class A and
Class I shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class A and Class I shares’ returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-
exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from April 1, 2009 to September 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2009†
	Class A	Class B	Class D	Class I
Expenses paid per $1,000††	$ 1.47	$ 8.88	$ 3.78	$ 3.07
Ending value (after expenses)	$1,015.10	$1,034.70	$1,039.80	$1,039.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2009†††
	Class A	Class B	Class D	Class I
Expenses paid per $1,000††††	$ 4.56	$ 8.80	$ 3.75	$ 3.04
Ending value (after expenses)	$1,020.56	$1,016.34	$1,021.36	$1,022.06

  From August 3, 2009 (commencement of initial offering) to September 30, 2009 for Class A shares.
  Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the actual days in the period). Expenses are equal to the fund’s annualized expense ratio of 1.74% for Class B, .74% for Class D and .60% for Classs I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
  Please note that while Class A shares commenced operations on August 3, 2009, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period April 1, 2009 to September 30, 2009.
  Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.74% for Class B, .74% for Class D and .60% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—85.0%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—1.2%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/13	2,665,000	2,904,930
Mobile Industrial Development
Board, PCR (Alabama Power
Company Barry Plant Project)	4.75	3/19/12	2,000,000	2,123,700
Arizona—2.2%
Regional Public Transportation
Authority, Transportation Excise
Tax Revenue (Maricopa County
Public Transportation Fund)	5.00	7/1/13	4,590,000	5,165,035
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty)	5.50	7/15/14	3,770,000	4,268,507
California—4.4%
California,
GO (Various Purpose)	5.00	2/1/13	2,500,000	2,745,575
California Department of Water
Resources, Power Supply
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	5/1/12	4,175,000	4,611,580
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.00	2/1/11	1,500,000	1,538,070
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	4,000,000	4,478,560
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue	5.00	7/1/14	2,000,000	2,297,120
Port of Oakland,
Intermediate Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/12	3,300,000	3,520,308
Colorado—1.9%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	773,080
Denver City and County,
Airport System Revenue	5.00	11/15/11	3,000,000	3,177,570

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado (continued)
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/11	2,000,000	2,118,380
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	4.00	9/1/10	1,000,000	1,009,070
Northwest Parkway Public Highway
Authority, Revenue (Prerefunded)	7.13	6/15/11	1,120,000 [a]	1,253,224
Connecticut—.3%
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/10	1,390,000	1,437,802
Delaware—.2%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	1,000,000	1,017,520
District of Columbia—1.7%
District of Columbia,
Enterprise Zone Revenue (819
7th Street, LLC Issue) (LOC;
Branch Banking and Trust Co.)	3.60	10/1/09	1,695,000	1,695,102
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/13	5,000,000	5,715,750
Florida—9.9%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/11	2,000,000	2,063,260
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/12	750,000	788,625
Clearwater,
Water and Sewer Revenue	5.00	12/1/13	1,400,000	1,551,886

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Florida Department of
Transportation, Turnpike
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/12	3,645,000	3,988,723
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	2,000,000	2,057,980
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	3,430,000	3,709,271
Florida State Board of Education,
Lottery Revenue	5.00	7/1/13	2,555,000	2,832,192
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,797,975
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/14	3,175,000	3,484,150
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric
Company Project)	5.10	10/1/13	1,855,000	1,967,153
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,081,580
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000	2,232,949
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/11	2,000,000	2,062,000
Orlando-Orange County Expressway
Authority, Revenue
(Insured; AMBAC)	5.00	7/1/12	3,870,000	4,181,496
Saint Petersburg,
Public Utility Revenue	5.00	10/1/12	2,320,000	2,565,479
Saint Petersburg,
Public Utility Revenue	5.00	10/1/13	2,435,000	2,741,664

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Sarasota County School Board,
COP (Master Lease
Purchase Agreement)	5.00	7/1/14	1,365,000	1,527,367
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000	1,661,760
Georgia—.6%
Georgia Municipal Association Inc.,
COP (Riverdale Public
Purpose Project) (Insured;
Assured Guaranty)	4.00	5/1/12	1,930,000	2,044,989
Private Colleges and Universities
Authority, Student Housing
Revenue (Mercer Housing
Corporation Project)	6.00	6/1/11	565,000	577,696
Idaho—.4%
University of Idaho Regents,
General Revenue (Insured; FSA)	4.38	4/1/11	1,600,000	1,639,680
Illinois—.6%
Upper Illinois River Valley
Development Authority, MFHR
(Morris Supportive Living Project)
(LOC; Wells Fargo Bank)	3.90	1/1/10	2,500,000	2,507,550
Indiana—3.8%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	3.63	8/1/11	4,000,000	4,161,320
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	11/1/10	2,200,000	2,290,794
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	7/1/11	1,850,000	1,965,865
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport Authority
Project) (Insured; FSA)	5.63	1/1/14	2,230,000	2,403,561

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Indiana (continued)
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,296,940
Seymour,
EDR (Union Camp
Corporation Project)	6.25	7/1/12	2,420,000	2,554,600
Louisiana—.5%
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.00	3/1/10	1,095,000	1,106,848
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.50	3/1/11	1,145,000	1,190,056
Maine—.5%
Maine Educational Loan Marketing
Corporation, Subordinate
Student Loan Revenue	6.50	11/1/09	2,195,000	2,202,507
Maryland—1.0%
Baltimore County,
GO (Consolidated
Public Improvement)	5.00	8/1/13	1,000,000	1,142,040
Northeast Maryland Waste
Disposal Authority, Solid
Waste Revenue (Montgomery
County Solid Waste Disposal
System) (Insured; AMBAC)	5.50	4/1/12	3,000,000	3,230,130
Massachusetts—.6%
Massachusetts Bay Transportation
Authority, Senior
Sales Tax Revenue	5.25	7/1/13	2,100,000	2,408,217
Michigan—2.5%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,430,719

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group)	5.00	11/1/10	1,500,000		1,529,760
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	6.25	9/1/14	2,500,000		2,767,175
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/12	3,000,000		3,136,140
Minnesota—.7%
Southern Minnesota Municipal
Power Agency, Power Supply
System Revenue	5.00	1/1/12	3,040,000		3,270,554
Nevada—1.2%
Clark County School District,
Limited Tax GO (Insured; FSA)	5.00	6/15/14	1,000,000		1,122,700
Clark County School District,
Limited Tax GO (Insured; FSA)	5.50	6/15/14	2,650,000		3,030,195
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/14	1,005,000		1,103,781
New Jersey—3.2%
New Jersey Transportation
Authority (Transportation
System) (Prerefunded)	5.50	6/15/13	4,000,000	[a]	4,617,240
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.25	6/1/11	1,000,000		1,024,120
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.00	6/1/12	7,250,000	[a]	8,186,410
New Mexico—1.9%
Albuquerque,
Subordinate Lien
Airport Revenue	5.00	7/1/12	3,000,000		3,230,580

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Mexico (continued)
Farmington,
PCR (Southern California
Edison Company Four Corners
Project) (Insured; FGIC)	3.55	4/1/10	1,800,000	1,812,978
New Mexico Hospital Equipment
Loan Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000	3,310,170
New York—4.9%
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	1,000,000	997,670
New York City Housing Development
Corporation, MFHR	4.25	5/1/10	780,000	787,153
New York City Housing Development
Corporation, MFHR	3.95	11/1/10	4,150,000	4,154,108
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/10	3,000,000	3,018,000
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.50	5/15/10	1,800,000	1,854,252
New York State Dormitory Authority,
Third General Resolution Revenue
(State University Educational
Facilities Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.25	5/15/12	2,000,000	2,160,080
New York State Housing Finance
Agency, Affordable
Housing Revenue	4.05	11/1/10	1,715,000	1,734,620
New York State Housing Finance
Agency, Affordable Housing
Revenue (Insured; SONYMA)	4.25	5/1/11	2,720,000	2,737,544
New York State Housing Finance
Agency, MFHR (Highland
Avenue Senior Apartments)
(Insured; SONYMA)	4.40	2/15/11	2,000,000	2,008,220

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	2,000,000	2,052,680
North Carolina—1.4%
Mecklenburg County Public
Facilities Corporation,
Limited Obligation Bonds	5.00	3/1/14	3,000,000	3,423,870
North Carolina Infrastructure
Finance Corporation, COP
(State of North Carolina
Capital Improvements)	5.00	2/1/11	2,530,000	2,671,579
Ohio—1.5%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/11	4,000,000	4,145,040
Cuyahoga County,
Housing Revenue (Riverside
Park Homes Project)	3.90	11/1/09	2,300,000	2,303,772
Oklahoma—1.5%
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/14	6,000,000	6,668,340
Pennsylvania—7.1%
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,109,280
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/11	1,000,000	1,064,320
Harrisburg Authority,
Resource Recovery
Facility Revenue	0.00	12/15/10	3,000,000 [b,c]	2,843,370
Indiana County Industrial
Development Authority, PCR
(Pennsylvania Electric Company
Project) (Insured; National
Public Finance Guarantee Corp.)	5.35	11/1/10	5,350,000	5,572,560

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (The University
of Pennsylvania)	5.00	8/15/13	3,000,000	3,289,800
Pennsylvania Higher Educational
Facilities Authority,
Revenue (State System
of Higher Education)	5.00	6/15/13	4,225,000	4,760,772
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/13	2,620,000	3,028,772
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/14	3,500,000	3,992,625
Philadelphia,
Airport Revenue (Insured; FSA)	5.00	6/15/11	2,860,000	3,000,798
Philadelphia Hospitals and Higher
Education Facilities Authority, HR
(Presbyterian Medical Center
of Philadelphia)	6.50	12/1/11	1,060,000	1,129,472
Rhode Island—.5%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)	5.00	5/15/11	2,000,000	2,051,560
South Carolina—4.0%
Orangeburg Joint Governmental
Action Authority, Capital
Projects Sales and Use Tax
Revenue (Orangeburg County,
South Carolina Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/12	2,000,000	2,081,180
South Carolina State Ports
Authority, Revenue (Insured, FSA)	5.25	7/1/13	3,700,000	3,725,604
South Carolina Transportation
Infrastructure Bank, Revenue	5.00	10/1/13	10,000,000 [d]	11,298,700

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
South Carolina (continued)
Spartanburg,
Water System Revenue
(Insured; FSA)	4.00	6/1/11	500,000	525,965
Tennessee—.2%
Shelby County Health Educational
and Housing Facility Board,
Revenue (Methodist Le
Bonheur Healthcare)	5.00	6/1/12	1,000,000	1,039,680
Texas—9.5%
Alief Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/13	1,725,000	1,939,624
Allen Independent School District,
Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/12	1,700,000	1,861,211
Austin,
Electric Utility System
Revenue (Insured; AMBAC)	5.50	11/15/12	3,100,000	3,442,271
Bexar County Health Facilities
Development Corporation,
Revenue (Army Retirement
Residence Foundation Project)	5.00	7/1/11	320,000	326,106
Fort Worth Independent School
District, Unlimited Tax School
Building Bonds	5.00	2/15/13	1,000,000	1,117,900
Lower Colorado River Authority,
Revenue	5.00	5/15/12	1,000,000	1,080,410
Matagorda County Navigation
District Number One, PCR
(AEP Texas Central
Company Project)	5.13	6/1/11	2,000,000	2,044,000
Northside Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/14	2,685,000	3,072,875

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Pflugerville Independent School
District, Unlimited Tax
Refunding Bonds
(Permanent School Fund
Guarantee Program)	5.25	8/15/13	1,465,000	1,683,563
San Antonio,
Airport System Revenue
(Insured; FSA)	6.00	7/1/13	3,000,000	3,327,720
San Antonio,
Electric and Gas Systems
Revenue (Insured; FSA)	5.38	2/1/14	3,000,000	3,465,720
Texas Public Finance Authority,
GO	5.00	10/1/13	4,000,000	4,554,440
Texas Public Finance Authority,
Revenue (State Preservation
Board Projects) (Insured; AMBAC)	5.00	2/1/13	4,190,000	4,673,484
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/13	1,460,000	1,630,951
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000	1,134,020
Texas Tech University System Board
of Regents, Financing System
Improvement Revenue
(Insured; AMBAC)	5.00	2/15/12	1,785,000	1,943,901
Titus County Fresh Water Supply
District Number One, PCR
(Southwestern Electric Power
Company Project)	4.50	7/1/11	1,500,000	1,539,630
University of Houston Board of
Regents, Consolidated
System Revenue	5.00	2/15/13	2,285,000	2,554,402
Utah—.9%
Utah Board of Regents, University of
Utah HR (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/14	1,500,000	1,669,770

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utah (continued)
Utah County,
EIR (USX Corporation Project)	5.05	11/1/11	2,000,000	2,121,360
Virginia—5.3%
Arlington County Industrial
Development Authority, RRR
(Alexandria/Arlington
Waste-to-Energy Facility)
(Ogden Martin System of
Alexandria/Arlington, Inc.
Project) (Insured; FSA)	5.38	1/1/12	2,280,000	2,399,176
Louisa Industrial Development
Authority, Solid Waste and
Sewage Disposal Revenue
(Virginia Electric and Power
Company Project)	4.25	4/1/10	3,000,000	3,020,880
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	2,500,000	2,511,400
Virginia Public Building
Authority, Public
Facilities Revenue	5.00	8/1/13	3,250,000	3,700,873
Virginia Public Building
Authority, Public
Facilities Revenue	5.00	8/1/14	2,000,000	2,315,500
Virginia Public School Authority,
School Financing Bonds	5.25	8/1/13	3,935,000	4,517,577
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000 [d]	4,474,704
Washington—3.2%
Clark County Public Utility
District Number 1, Electric
System Revenue	5.00	1/1/13	2,790,000	3,054,994
Energy Northwest,
Electric Revenue
(Project Number 3)
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/12	1,000,000	1,116,070
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/13	2,400,000	2,664,072

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington (continued)
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/14	1,700,000	1,909,763
Greater Wenatchee Regional Events
Center Public Facilities District,
Revenue and Special Tax BAN	5.25	12/1/11	3,000,000	3,071,280
Ocean Shores Local Improvement
District Number 2007-01, BAN	5.00	8/1/11	2,000,000	2,022,240
Wisconsin—1.7%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.00	6/1/12	5,670,000 [a]	6,349,663
Wisconsin Health and Educational
Facilities Authority, Revenue
(Froedtert and Community
Health, Inc. Obligated Group)	5.00	4/1/10	1,000,000	1,017,770
U.S. Related—4.0%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.00	7/1/11	1,275,000	1,320,160
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/12	1,000,000	1,052,850
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	5.50	7/1/12	5,000,000	5,340,100
Puerto Rico Housing Finance Authority,
Housing Revenue (Vivienda
Modernization 1, LLC Projects)	4.75	10/1/11	2,885,000	2,891,001
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	5,375,100
Puerto Rico Municipal Finance
Agency, GO (Insured; FSA)	6.00	7/1/12	1,500,000	1,630,185
Total Long-Term Municipal Investments
(cost $360,201,301)				370,611,810

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—7.5%	Rate (%)	Date	Amount ($)		Value ($)
California—.2%
Irvine Reassessment District
Number 85-7, Limited
Obligation Improvement Bonds
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	0.33	10/1/09	1,000,000	[e]	1,000,000
Massachusetts—4.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.27	10/1/09	10,600,000	[e]	10,600,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	0.25	10/1/09	9,000,000	[e]	9,000,000
New York—1.1%
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.33	10/1/09	1,000,000	[e]	1,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	0.35	10/1/09	4,000,000	[e]	4,000,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—1.3%
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children’s
Hospital of Philadelphia
Project) (Liquidity Facility;
Wachovia Bank)	0.27	10/1/09	5,850,000	[e]	5,850,000
Washington—.3%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	0.50	10/1/09	1,400,000	[e]	1,400,000
Total Short-Term Municipal Investments
(cost $32,850,000)					32,850,000

Total Investments (cost $393,051,301)			92.5%		403,461,810
Cash and Receivables (Net)			7.5%		32,738,142
Net Assets			100.0%		436,199,952

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, this security amounted to $2,843,370 or 0.7% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Purchased on a delayed delivery basis.
e Variable rate demand note—rate shown is the interest rate in effect at September 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	25.1
AA		Aa		AA	32.6
A		A		A	21.2
BBB		Baa		BBB	10.5
B		B		B	.3
F1		MIG1/P1		SP1/A1	8.9
Not Rated[f]		Not Rated[f]		Not Rated[f]	1.4
					100.0

†	Based on total investments.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2009 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			393,051,301	403,461,810
Cash				41,273,479
Interest receivable				4,554,058
Receivable for shares of Beneficial Interest subscribed				2,963,991
Prepaid expenses				41,341
				452,294,679
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				227,995
Payable for investment securities purchased				15,591,912
Payable for shares of Beneficial Interest redeemed				251,912
Accrued expenses				22,908
				16,094,727
Net Assets ($)				436,199,952
Composition of Net Assets ($):
Paid-in capital				432,755,501
Accumulated undistributed investment income—net				52,192
Accumulated net realized gain (loss) on investments				(7,018,250)
Accumulated net unrealized appreciation
(depreciation) on investments				10,410,509
Net Assets ($)				436,199,952

Net Asset Value Per Share
	Class A	Class B	Class D	Class I
Net Assets ($)	7,266,162	744,005	428,076,565	113,220
Shares Outstanding	555,099	56,847	32,707,158	8,647
Net Asset Value Per Share ($)	13.09	13.09	13.09	13.09

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2009 (Unaudited)

Investment Income ($):
Interest Income	5,223,637
Expenses:
Management fee—Note 3(a)	803,835
Distribution fees—Note 3(b)	162,892
Shareholder servicing costs—Note 3(c)	72,060
Professional fees	44,330
Registration fees	42,173
Custodian fees—Note 3(c)	24,947
Trustees’ fees and expenses—Note 3(d)	15,188
Prospectus and shareholders’ reports	8,014
Loan commitment fees—Note 2	883
Miscellaneous	21,865
Total Expenses	1,196,187
Less—reduction in expenses due to undertaking—Note 3(a)	(320)
Less—reduction in fees due to earnings credits—Note 1(b)	(3,016)
Net Expenses	1,192,851
Investment Income—Net	4,030,786
Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	46,435
Net unrealized appreciation (depreciation) on investments	8,714,328
Net Realized and Unrealized Gain (Loss) on Investments	8,760,763
Net Increase in Net Assets Resulting from Operations	12,791,549

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)[a]	March 31, 2009[b]
Operations ($):
Investment income—net	4,030,786	5,278,272
Net realized gain (loss) on investments	46,435	12,967
Net unrealized appreciation
(depreciation) on investments	8,714,328	789,671
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,791,549	6,080,910
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,921)	—
Class B Shares	(5,898)	(12,225)
Class D Shares	(3,965,297)	(5,212,329)
Class I Shares	(1,478)	(222)
Net realized gain on investments:
Class B Shares	—	(208)
Class D Shares	—	(67,483)
Total Dividends	(3,978,594)	(5,292,467)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	7,330,662	—
Class B Shares	312,543	299,655
Class D Shares	261,212,027	114,885,047
Class I Shares	—	110,000
Dividends reinvested:
Class A Shares	5,709	—
Class B Shares	4,613	7,959
Class D Shares	3,340,479	4,484,239
Cost of shares redeemed:
Class A Shares	(98,042)	—
Class B Shares	(253,710)	(78,672)
Class D Shares	(62,954,565)	(39,437,100)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	208,899,716	80,271,128
Total Increase (Decrease) in Net Assets	217,712,671	81,059,571
Net Assets ($):
Beginning of Period	218,487,281	137,427,710
End of Period	436,199,952	218,487,281
Undistributed investment income—net	52,192	—

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)[a]	March 31, 2009[b]
Capital Share Transactions:
Class A
Shares sold	562,193	—
Shares issued for dividends reinvested	436	—
Shares redeemed	(7,530)	—
Net Increase (Decrease) in Shares Outstanding	555,099	—
Class Bc
Shares sold	24,281	23,715
Shares issued for dividends reinvested	357	627
Shares redeemed	(19,666)	(6,217)
Net Increase (Decrease) in Shares Outstanding	4,972	18,125
Class Dc
Shares sold	20,253,258	9,050,849
Shares issued for dividends reinvested	258,597	353,467
Shares redeemed	(4,874,585)	(3,111,614)
Net Increase (Decrease) in Shares Outstanding	15,637,270	6,292,702
Class I
Shares sold	—	8,647

a	From August 3, 2009 (commencement of initial offering) to September 30, 2009 for Class A shares.
b	From December 15, 2008 (commencement of initial offering) to March 31, 2009 for Class I shares.
c	During the period ended September 30, 2009, 10,308 Class B shares representing $132,836 were automatically converted to 10,308 Class D shares and during the period ended March 31, 2009, 3,271 Class B shares representing $41,472 were automatically converted to 3,273 Class D shares.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2009[a]
Class A Shares	(Unaudited)
Per Share Data ($):
Net asset value, beginning of period	12.94
Investment Operations:
Investment income—net[b]	.02
Net realized and unrealized
gain (loss) on investments	.17
Total from Investment Operations	.19
Distributions:
Dividends from investment income—net	(.04)
Net asset value, end of period	13.09
Total Return (%)[c,d]	1.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.99
Ratio of net expenses to average net assets[e]	.90
Ratio of net investment income
to average net assets[e]	1.91
Portfolio Turnover Rate[d]	5.43
Net Assets, end of period ($ x 1,000)	7,266

a	From August 3, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

Six Months Ended
Sepember 30, 2009			Year Ended March 31,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	12.75	12.71	12.63	12.57	12.65	12.93
Investment Operations:
Investment income—net[a]	.10	.31	.27	.25	.19	.18
Net realized and unrealized
gain (loss) on investments	.34	.05	.09	.05	(.08)	(.28)
Total from Investment Operations	.44	.36	.36	.30	.11	(.10)
Distributions:
Dividends from
investment income—net	(.10)	(.31)	(.28)	(.24)	(.19)	(.18)
Dividends from net realized
gain on investments	—	(.01)	—	—	—	(.00)[b]
Total Distributions	(.10)	(.32)	(.28)	(.24)	(.19)	(.18)
Net asset value, end of period	13.09	12.75	12.71	12.63	12.57	12.65
Total Return (%)[c]	3.47[d]	2.85	2.87	2.39	.88	(.74)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.74[e]	1.76	1.79	1.72	1.70	1.65
Ratio of net expenses
to average net assets	1.74[e,f]	1.76[f]	1.78	1.72	1.70	1.65[f]
Ratio of net investment income
to average net assets	1.56[e]	2.49	2.23	1.94	1.50	1.42
Portfolio Turnover Rate	5.43[d]	36.97	62.90	48.46	45.00	33.55
Net Assets, end of period
($ x 1,000)	744	662	429	839	1,021	1,795

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Sepember 30, 2009			Year Ended March 31,
Class D Shares	(Unaudited)	2009	2008	2007	2006[a]	2005
Per Share Data ($):
Net asset value,
beginning of period	12.75	12.71	12.63	12.57	12.66	12.93
Investment Operations:
Investment income—net[b]	.16	.43	.41	.36	.31	.30
Net realized and unrealized
gain (loss) on investments	.34	.05	.08	.06	(.09)	(.27)
Total from Investment Operations	.50	.48	.49	.42	.22	.03
Distributions:
Dividends from
investment income—net	(.16)	(.43)	(.41)	(.36)	(.31)	(.30)
Dividends from net realized
gain on investments	—	(.01)	—	—	—	(.00)[c]
Total Distributions	(.16)	(.44)	(.41)	(.36)	(.31)	(.30)
Net asset value, end of period	13.09	12.75	12.71	12.63	12.57	12.66
Total Return (%)	3.98[d]	3.85	3.90	3.37	1.75	.26
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74[e]	.77	.77	.76	.76	.74
Ratio of net expenses
to average net assets	.74[e,f]	.77[f]	.77[f]	.76	.76	.74[f]
Ratio of net investment income
to average net assets	2.51[e]	3.45	3.23	2.89	2.44	2.34
Portfolio Turnover Rate	5.43[d]	36.97	62.90	48.86	45.00	33.55
Net Assets, end of period
($ x 1,000)	428,077	217,715	136,999	146,509	192,828	223,267

a	On January 26, 2006, the fund’s Board of Trustees approved, effective as of the close of business on March 24, 2006 reclassifying all of the fund’s Class A and Class P shares as Class D shares of the fund.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.
30

	Six Months Ended
	September 30, 2009	Year Ended
Class I shares	(Unaudited)	March 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	12.76	12.54
Investment Operations:
Investment income—net[b]	.17	.08
Net realized and unrealized
gain (loss) on investments	.33	.27
Total from Investment Operations	.50	.35
Distributions:
Dividends from investment income—net	(.17)	(.13)
Net asset value, end of period	13.09	12.76
Total Return (%)[c]	3.95	2.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.70	.82
Ratio of net expenses to average net assets[d]	.60	.65
Ratio of net investment income
to average net assets[d]	2.68	3.51
Portfolio Turnover Rate	5.43[c]	36.97
Net Assets, end of period ($ x 1,000)	113	110

a	From December 15, 2008 (commencement of initial offering) to March 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is a series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On July 15, 2009, the fund’s Board of Trustees approved, effective August 3, 2009, adding Class A shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class D and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class D shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	403,461,810	—	403,461,810
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

  Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.
  Securities transactions and investment income: Securities trans-

actions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gains sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $7,118,037 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2009. If not applied, $5,378,901 of the carryover expires in fiscal 2011, $44,004 expires in fiscal 2012, $278,375 expires in fiscal 2014, $958,575 expires in fiscal 2015 and $458,182 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2009 was as follows: tax exempt income $5,206,309 and ordinary income $86,158.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million. During the period ended September 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses allocated to Class D, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the average daily net assets of Class D, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense.

The Manager had undertaken from April 1, 2009 through September 30, 2009 to reduce the expenses paid by Class I shares, to the extent that Class I shares aggregate annual expenses, exclusive of certain expenses as described above, do not exceed an annual rate of .65% of the value of the average daily net assets of Class I shares.The reduction in expenses for Class I shares, pursuant to the undertaking amounted to $55 during the period ended September 30, 2009.

The Manager had undertaken from August 3, 2009 through September 30, 2009 to reduce the expenses paid by Class A shares, to the extent that Class A shares aggregate annual expenses, exclusive of shareholder services plan fees, taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses do not exceed an annual rate of .65% of the value of the average daily net assets of Class A shares.The reduction in expenses for Class A shares, pursuant to the undertaking amounted to $265 during the period August 3, 2009 through September 30, 2009.

During the period ended September 30, 2009, the Distributor retained $637 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class D shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B shares and .10% of the value of the average daily net assets of Class D shares. During the period ended September 30, 2009, Class B and Class D shares were charged $2,895 and $159,997, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class B shares pay the Distributor at an annual rate of .25% of their average daily net

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2009, Class A and Class B shares were charged $820 and $965, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2009, the fund was charged $25,578 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2009, the fund was charged $3,016 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2009, the fund was charged $24,947 pursuant to the custody agreement.

During the period ended September 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $165,600, Rule 12b-1 distribution plan fees $33,274, shareholder services plan fees $745, custodian fees $15,696, chief compliance officer fees $3,341 and transfer agency per account fees $9,609, which are offset against an expense reimbursement currently in effect in the amount of $270.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2009, amounted to $173,686,285 and $15,617,340, respectively.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended September 30, 2009, these disclosures did not impact the notes to the financial statements.

At September 30, 2008, accumulated net unrealized appreciation on investments was $10,410,509, consisting of $10,525,610 gross unrealized appreciation and $115,101 gross unrealized depreciation.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 14 and 15, 2009, the Board considered the re-approval for an annual period (through August 31, 2010) of the fund’s Management Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.The Board also considered Dreyfus’ brokerage policies and practices and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the performance of the fund’s Class D shares and comparisons to a group of retail no-load short municipal debt funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail no-load short municipal debt funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended May 31, 2009.The Board members noted that the total return performance variously was above or approximately at the Performance Group medians for the periods shown, and above the Performance Universe medians for all periods. The Board members noted that the fund’s yield performance variously was above and below the Performance Group and Performance Universe medians for the periods shown. Dreyfus also provided a comparison of the fund’s total returns to the returns of its Lipper category average for each of the calendar years for the prior ten years.

The Board members also discussed the fund’s management fee and expense ratio compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s contractual management fee was higher than the Expense Group median and the fund’s actual management fee and Class D share expense ratio were higher than the Expense Group and Expense Universe medians.

Representatives of Dreyfus stated that there was one other mutual fund managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies and included within the fund’s Lipper

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

category (the “Similar Fund”), and stated that there were no other accounts managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reason-able.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board generally was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative perfor- mance, expense and management fee information, costs of the ser- vices provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 43

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer,
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)